Shareholder Report, Line Graph (Details) 74200005300_Franklin Gold and Precious Metals Fund_Advisor Class_TSR Annual {Advisor Class} - USD ($)											12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2026
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Class
Accumulated Value	$ 18,130	$ 11,678	$ 9,829	$ 9,231	$ 12,376	$ 12,837	$ 7,620	$ 6,180	$ 7,331	$ 10,000	$ 29,685
MSCI All Country World ex-U.S. Index-NR
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	19,176	16,715	15,230	13,429	15,848	12,402	12,321	12,607	11,901	10,000	$ 24,635
FTSE Gold Mines Index
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE Gold Mines Index
Accumulated Value	18,800	13,156	10,481	8,474	11,588	14,805	9,000	6,868	7,541	10,000	$ 27,738
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	$ 34,076	$ 29,292	$ 23,980	$ 21,219	$ 22,251	$ 16,308	$ 14,566	$ 13,489	$ 11,604	$ 10,000	$ 40,742